SUBSEQUENT EVENT (Details Textual) (Subsequent Event [Member], IPO [Member], USD $)	2 Months Ended
Mar. 10, 2014
Stock Issued During Period, Shares, New Issues	4,025,000
Purchase Price Per Share	$ 8.00
Net Proceeds from Issuance Initial Public Offering	$ 29,700
Underwriters [Member]
Stock Issued During Period, Shares, New Issues	525,000